NOTE 16 - EMPLOYEE OPTIONS (Details)		1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 02, 2009 shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
NOTE 16 - EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		196,300	196,300	167,500	242,100	196,300
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		150,466	150,466		175,131	150,466
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share) | $ / shares		$ 4.50	$ 4.50		$ 4.99	$ 4.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					48,600	49,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share) | $ / shares					$ 4.02	$ 13.50
Number of Directors					4
Share-based Compensation Arrangement by Share-based Payment Award, Options, Fair Value Grants in Period (in Dollars) | $					$ 195,559
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					with three-year vesting, with 33% vesting on the one-year anniversary of the grant date, and the remainder vesting ratably over the next eight quarters
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Forfeiture Rate			26.00%	23.00%
Share-based Compensation (in Dollars) | $					$ 182,114	$ 147,097
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars) | $					$ 425,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					2 years 146 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value (in Dollars) | $					$ 0
2009 Long Term Incentive Plan [Member]
NOTE 16 - EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	200,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		200,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					242,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number					175,131
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share) | $ / shares					$ 4.99
Share-based Compensation Award, Tranche Three [Member] | 2009 Long Term Incentive Plan [Member]
NOTE 16 - EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Award, Tranche One [Member] | 2009 Long Term Incentive Plan [Member]
NOTE 16 - EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Director [Member]
NOTE 16 - EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					4,600
Officer [Member]
NOTE 16 - EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					40,000
Non-Management Employee [Member]
NOTE 16 - EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					4,000